Note 11 - Retirement Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Common Stock [Member]
Stock Repurchase Program, Percentage of Shares Authorized to be Repurchased	15.00%
Friedman Industries, Inc. Employee's Retirement and 401(k) Plan [Member]
Employee Service Vesting Period (Year)		6 years
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 500	$ 500
Defined Contribution Plan, Cost	$ 0	$ 0